UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
India — 95.5%
Auto Components — 1.4%
MRF, Ltd.	3,154	$3,515,143

		$3,515,143

Automobiles — 8.4%
Mahindra & Mahindra, Ltd.	464,154	$5,271,783
Maruti Suzuki India, Ltd.	118,615	16,192,198

		$21,463,981

Banks — 12.3%
Bandhan Bank, Ltd.(1)(2)	59,051	$425,533
Bank of Baroda	956,139	2,108,888
Federal Bank, Ltd.	954,107	1,320,141
HDFC Bank, Ltd.	403,603	11,781,652
IndusInd Bank, Ltd.	199,615	5,547,667
RBL Bank, Ltd.(1)	365,386	2,683,682
Yes Bank, Ltd.	1,584,806	7,513,417

		$31,380,980

Beverages — 0.8%
United Breweries, Ltd.	139,855	$2,050,700

		$2,050,700

Biotechnology — 0.8%
Biocon, Ltd.	228,170	$2,091,132

		$2,091,132

Capital Markets — 0.3%
Care Ratings, Ltd.	42,503	$792,654

		$792,654

Chemicals — 2.8%
Castrol India, Ltd.	570,150	$1,802,520
UPL, Ltd.	469,941	5,286,527

		$7,089,047

Construction & Engineering — 1.7%
Voltas, Ltd.	458,638	$4,389,111

		$4,389,111

Construction Materials — 5.4%
Ambuja Cements, Ltd.	745,692	$2,699,863
Century Textiles & Industries, Ltd.	181,003	3,195,478
Dalmia Bharat, Ltd.	61,347	2,703,500
Grasim Industries, Ltd.	28,212	454,622
Grasim Industries, Ltd. GDR(3)	291,800	4,701,686

		$13,755,149

Security	Shares	Value
Consumer Finance — 6.8%
Bajaj Finance, Ltd.	285,730	$7,834,438
Bharat Financial Inclusion, Ltd.(2)	166,217	2,808,507
Mahindra & Mahindra Financial Services, Ltd.	570,553	4,036,019
Muthoot Finance, Ltd.	405,093	2,537,823

		$17,216,787

Diversified Financial Services — 1.4%
Bajaj Holdings & Investment, Ltd.	88,079	$3,619,603

		$3,619,603

Food Products — 2.1%
Britannia Industries, Ltd.	60,017	$4,593,696
GlaxoSmithKline Consumer Healthcare, Ltd.	9,026	846,614

		$5,440,310

Hotels, Restaurants & Leisure — 0.7%
Indian Hotels Co., Ltd. (The)	923,711	$1,892,577

		$1,892,577

Household Durables — 3.1%
Crompton Greaves Consumer Electricals, Ltd.	1,427,617	$5,315,568
Whirlpool of India, Ltd.	105,860	2,468,231

		$7,783,799

Household Products — 2.7%
Hindustan Unilever, Ltd.	335,920	$6,906,370

		$6,906,370

Industrial Conglomerates — 1.0%
Siemens, Ltd.	155,154	$2,566,338

		$2,566,338

Insurance — 1.4%
ICICI Lombard General Insurance Co., Ltd.(1)	182,639	$2,210,952
ICICI Prudential Life Insurance Co., Ltd.(1)	237,718	1,418,591

		$3,629,543

Internet Software & Services — 1.6%
Info Edge India, Ltd.	220,829	$3,966,451

		$3,966,451

IT Services — 9.0%
HCL Technologies, Ltd.	388,225	$5,760,261
Infosys, Ltd.	976,790	17,215,893

		$22,976,154

Life Sciences Tools & Services — 1.3%
Divi’s Laboratories, Ltd.	196,559	$3,313,554

		$3,313,554

Machinery — 4.3%
AIA Engineering, Ltd.	93,336	$2,074,392
Eicher Motors, Ltd.	12,698	5,576,712
Thermax, Ltd.	186,957	3,241,275

		$10,892,379

Security	Shares	Value
Media — 0.7%
Sun TV Network, Ltd.	129,796	$1,706,428

		$1,706,428

Metals & Mining — 3.8%
Hindalco Industries, Ltd.	1,221,302	$4,084,238
Hindustan Zinc, Ltd.	799,666	3,715,352
Jindal Steel & Power, Ltd.(2)	564,567	1,916,070

		$9,715,660

Oil, Gas & Consumable Fuels — 5.0%
Bharat Petroleum Corp., Ltd.	796,399	$5,259,751
Indian Oil Corp., Ltd.	1,489,964	4,070,936
Mangalore Refinery & Petrochemicals, Ltd.	350,664	595,223
Reliance Industries, Ltd.	208,230	2,838,668

		$12,764,578

Personal Products — 1.6%
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	$4,052,710

		$4,052,710

Pharmaceuticals — 3.8%
Abbott India, Ltd.	34,916	$2,937,280
Cipla, Ltd.	535,500	4,494,044
Eris Lifesciences, Ltd.(1)(2)	188,008	2,317,088

		$9,748,412

Real Estate Management & Development — 0.6%
Prestige Estates Projects, Ltd.	325,464	$1,472,448

		$1,472,448

Road & Rail — 1.2%
Container Corp. of India, Ltd.	154,547	$2,968,766

		$2,968,766

Thrifts & Mortgage Finance — 4.4%
Housing Development Finance Corp., Ltd.	396,352	$11,136,347

		$11,136,347

Tobacco — 2.3%
ITC, Ltd.	1,508,021	$5,933,884

		$5,933,884

Wireless Telecommunication Services — 2.8%
Idea Cellular, Ltd.(2)	5,990,884	$7,041,448

		$7,041,448

Total India (identified cost $185,404,789)		$243,272,443

United States — 3.8%
IT Services — 3.8%
Cognizant Technology Solutions Corp., Class A	121,937	$9,815,928

		$9,815,928

Value
Total United States (identified cost $6,629,544)	$9,815,928

Total Common Stocks (identified cost $192,034,333)	$253,088,371

Total Investments — 99.3% (identified cost $192,034,333)	$253,088,371

Other Assets, Less Liabilities — 0.7%	$1,715,302

Net Assets — 100.0%	$254,803,673

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $9,055,846 or 3.6% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the aggregate value of these securities is $4,701,686 or 1.8% of the Portfolio’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
SGX CNX Nifty Index	53	Long	Apr-18	$1,085,705	$3,074

					$3,074

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2018, the Portfolio entered into equity index futures contracts to manage cash flows.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $3,074.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$36,361,928		$—	$36,361,928
Consumer Staples	—	24,383,974		—	24,383,974
Energy	—	12,764,578		—	12,764,578
Financials	425,533	67,350,381		—	67,775,914
Health Care	—	15,153,098		—	15,153,098
Industrials	—	20,816,594		—	20,816,594
Information Technology	9,815,928	26,942,605		—	36,758,533
Materials	4,701,686	25,858,170		—	30,559,856
Real Estate	—	1,472,448		—	1,472,448
Telecommunication Services	—	7,041,448		—	7,041,448
Total Common Stocks	$14,943,147	$238,145,224	*	$—	$253,088,371
Total Investments	$14,943,147	$238,145,224		$—	$253,088,371
Futures Contracts	$—	$3,074		$—	$3,074
Total	$14,943,147	$238,148,298		$—	$253,091,445

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018